Intangible assets (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	€ 3,048,304	€ 3,048,304
BreastCheck IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	2,813,819	2,813,819
Tricos IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	46,896	46,896
Testic IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	46,896	46,896
Davion Masks IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	70,345	70,345
Bio Genex IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	46,896	46,896
Merit IP Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value of the intangible asset	€ 23,452	€ 23,452